Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	₩ 17,263	₩ 12,525	₩ 2,411
Fees and commissions	195,173	83,356	17,473
Salaries	23,137	17,847	16,116
Expenses related to defined contribution plans	1,546	1,219	1,646
Employee benefits	2,655	2,169	1,988
Depreciation	545	375	340
Amortization	868	145	176
Other expenses	2,915	2,455	2,236
Total selling, general and administrative expense	34,820	28,012	15,977
Selling, General and Administrative Expenses
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	17,263	12,525	2,411
Fees and commissions	5,727	6,594	5,955
Operating lease expenses	941	686	627
Salaries	7,080	5,468	4,650
Expenses related to defined contribution plans	387	357	440
Employee benefits	1,140	919	845
Depreciation	233	150	99
Amortization	581	68	53
Other expenses	1,468	1,245	897
Total selling, general and administrative expense	₩ 34,820	₩ 28,012	₩ 15,977